GENERAL	12 Months Ended
Dec. 31, 2015
GENERAL [Abstract]
GENERAL

NOTE 1:-           GENERAL

  Wix.com Ltd. (the "Company") was incorporated on October 5, 2006, under the laws of the State of Israel, and commenced operations on the same date. The Company develops and markets an internet service that allows users to create web content.

  The Company has established a number of subsidiaries in local jurisdictions to comply with local law requirements regarding payment collection, (Wix.com, Inc. (the "U.S. Subsidiary"), Wix.com Brasil Serviços de Internet Ltda. (the "Brazilian  Subsidiary"), Wix.com Luxemburg S.a.r.l (the "Luxembourgian Subsidiary"), Wix.com Internet Services Mexico S de RL de C.V. (the "Mexican Subsidiary") and Wix.com Columbia S.A.S (the "Columbian Subsidiary"). During 2015 the  Company established new Entity in India and as of December 31, 2015 the Indian Subsidiary and the Columbian Subsidiary had not yet commenced their operations. In addition, the Company established wholly-owned subsidiaries in Lithuania under the name Wix.com UAB (the "Lithuanian Subsidiary") and in Germany under name (the "Wix.com Germany GmbH") which is engaged in R&D activity.

  In November 2013, the Company completed IPO in which the Company issued and sold 5,712,446 ordinary shares at a public offering price of $16.50 per share and during December 2013, the underwriters exercised their option to purchase additional 613,340 ordinary shares at the same IPO price per share. The total net proceeds received from the IPO were $93,564 after deducting underwriting discounts and commissions of $7,306 and other offering expenses of $3,506. Refer also to Note 9.b.

  In February 2014, the Company acquired all of the share capital of Appixia Ltd. (“Appixia”), an Israeli company, for cash consideration. Appixia developed a platform for building mCommerce applications for the Israeli market. In October,  2014, the Company acquired all of the share capital of OpenRest Ltd. ("OpenRest"), an Israeli company, for cash consideration. OpenRest is a provider of online ordering and mobile solutions for the restaurant industry. The cash consideration  for Appixia and OpenRest acquisitions totaled $ 4,295.